Investment in joint ventures	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investment in joint ventures
5.	Investment in joint ventures

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Share of results of joint ventures, net of tax:
Y & C Engine Co., Ltd	(125,853)	(54,116)	(4,019)	(566)
MTU Yuchai Power Co., Ltd.	28,037	40,279	74,727	10,520
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	1,377	(11,278)	(4,508)	(635)
Other joint ventures	454	(2,431)	(4,117)	(579)

	(95,985)	(27,546)	62,083	8,740

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd	488	12,977	1,827
MTU Yuchai Power Co., Ltd	128,140	203,156	28,599
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	20,377	15,869	2,234
Other joint ventures	5,698	5,227	736

	154,703	237,229	33,396

Details of significant joint ventures of the Group are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2022	31.12.2023
			%	%
Held by subsidiaries

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy-duty diesel engines, spare parts and after-sales services	PRC	34.4	34.4

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	PRC	38.2	38.2

Guangxi Purem Yuchai Automotive Technology Co., Ltd. (“Purem”)	Application development, production, sales and service on engine exhaust control systems	PRC	37.4	37.4

Summarised financial information of the Group’s significant joint ventures, based on its IFRS financial statements, and reconciliation with the carrying amount of investment in the consolidated financial statements are as follows:

	31.12.2021
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	2,072,721	467,800	157,316	2,697,837
Depreciation and amortization	(52,881)	(2,377)	(709)	(55,967)
Interest expense	(51,836)	(1,850)	(41)	(53,727)
Profit/(loss) for the year, representing total comprehensive income for the year	(282,205)	54,526	2,811	(224,868)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of results	(126,992)	27,263	1,377
Unrealized profit on transactions with joint venture	1,139	774	—

Group’s share of results of significant joint ventures	(125,853)	28,037	1,377	(96,439)

Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive income of other joint ventures				454

Group’s share of results for the year, representing the Group’s share of total comprehensive loss for the year				(95,985)

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Non-current assets	616,161	89,353	60,439	765,953
Current assets
- Cash and bank balances	97,741	291,807	26,744	416,292
- Others	502,174	209,696	31,512	743,382

Total assets	1,216,076	590,856	118,695	1,925,627

Non-current liabilities	(145,418)	—	—	(145,418)
Current liabilities	(987,638)	(334,576)	(77,109)	(1,399,323)

Total liabilities	(1,133,056)	(334,576)	(77,109)	(1,544,741)

Net assets	83,020	256,280	41,586	380,886

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	37,359	128,140	20,377
Unrealized profit on transactions with joint venture	(36,871)	—	—

Carrying amount of significant joint ventures	488	128,140	20,377	149,005

Carrying amount of other joint ventures				5,698

Carrying amount of the investment in joint ventures				154,703

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	1,255,967	594,197	69,380	1,919,544
Depreciation and amortization	(29,617)	(9,733)	(7,726)	(47,076)
Interest expense	(30,547)	470	(469)	(30,546)
Profit/(loss) for the year, representing total comprehensive income for the year	(65,961)	66,076	(23,016)	(22,901)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of results	(29,682)	33,038	(11,278)
Unrealized profit on transactions with joint venture	(24,434)	7,241	—

Group’s share of results of significant joint ventures	(54,116)	40,279	(11,278)	(25,115)

Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(2,431)

Group’s share of results for the year, representing the Group’s share of total comprehensive loss for the year				(27,546)

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Non-current assets	685,434	74,794	51,877	812,105	114,323
Current assets
- Cash and bank balances	64,252	523,858	16,171	604,281	85,067
- Others	426,105	226,881	45,009	697,995	98,259

Total assets	1,175,791	825,533	113,057	2,114,381	297,649

Non-current liabilities	(146,218)	(4,825)	—	(151,043)	(21,263)
Current liabilities	(946,348)	(414,396)	(80,672)	(1,441,416)	(202,913)

Total liabilities	(1,092,566)	(419,221)	(80,672)	(1,592,459)	(224,176)

Net assets	83,225	406,312	32,385	521,922	73,473

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	37,451	203,156	15,869
Unrealized profit on transactions with joint venture	(24,474)	—	—

Carrying amount of significant joint ventures	12,977	203,156	15,869	232,002	32,660

Carrying amount of other joint ventures				5,227	736

Carrying amount of the investment in joint ventures				237,229	33,396

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,562,179	708,432	79,119	2,349,730	330,780
Depreciation and amortization	(63,648)	(8,682)	(7,557)	(79,887)	(11,246)
Interest expense, net	(22,508)	6,762	36	(15,710)	(2,212)
Profit/(loss) for the year, representing total comprehensive income for the year	(6)	150,030	(9,201)	140,823	19,824

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of results	(3)	75,015	(4,508)
Unrealized profit on transactions with joint venture	(4,016)	(288)	—

Group’s share of results of significant joint ventures	(4,019)	74,727	(4,508)	66,200	9,319

Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(4,117)	(579)

Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				62,083	8,740

Note:
The Group assess impairment of investments when adverse events or changes in circumstances indicate that the carrying amounts may not be recoverable. In 2022, impairment loss of
 RMB 1.0 million was charged to the consolidated statement of profit or loss under “Other operating expenses”. In 2023, no impairment was required.
As of December 31, 2023, the Group’s share of joint ventures’ capital commitment that are contracted but not paid for was RMB 5.7 million (US$0.8 million) (2022: RMB 3.5 million).
As of December 31, 2023, the Group’s share of outstanding bills receivables discounted with banks for which Y & C retained a recourse obligation totaled RMB 11.8 million (US$1.7 million) (2022: RMB 5.9 million).
As of December 31, 2023, the Group’s share of outstanding bills receivables endorsed to suppliers for which Y & C retained a recourse obligation were RMB 8.8 million (US$1.2 million) (2022: RMB 39.7 million).
Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of joint ventures are:
The Group’s share of cash and cash equivalents of RMB 278.5 million (US$39.2 million) (2022: RMB 163.0 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.
As of December 31, 2023, the Group’s share of restricted cash of RMB 22.3 million (US$3.1 million) (2022: RMB 40.5 million) which was used as collateral by the banks for the issuance of bills to suppliers.
As of December 31, 2023, the Group’s share of bills receivables of RMB 2.3 million (US$0.3 million) (2022: RMB 2.3 million) which was used as collateral by banks for the issuance of bills to suppliers.